Consolidated Statements of Cash Flows - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Cash provided by operating activities
Profit (loss)	$ (937)	$ (5)
Adjustments
Amortization	544	549
Restructuring and impairment charges	712	102
Finance income, net	(1)	(34)
Foreign exchange loss (gain)	5	(7)
Export duty	59	10
Retirement benefit expense	70	77
Net contributions to retirement benefit plans	(40)	(55)
Tax provision (recovery)	(233)	43
Income taxes received (paid)	(46)	3
Unrealized loss (gain) on electricity swaps	(18)	8
Other	(18)	(15)
Changes in non-cash working capital
Receivables	59	5
Inventories	(1)	11
Prepaid expenses	1	4
Payables and accrued liabilities	(61)	(35)
Cash flows from operating activities	96	661
Cash used for financing activities
Proceeds from amendment of long-term debt	0	(300)
Proceeds from borrowings	100	0
Repayment of lease obligations	(15)	(15)
Finance expense paid	(21)	(27)
Repurchase of Common shares for cancellation	(129)	(140)
Proceeds from issuing shares	0	1
Dividends paid	(101)	(101)
Cash flows used in financing activities	(167)	(582)
Cash used for investing activities
Proceeds from sale of pulp mills	0	124
Additions to capital assets	(411)	(487)
Interest received	24	43
Other	7	2
Cash flows used in investing activities	(380)	(318)
Change in cash and cash equivalents	(451)	(238)
Foreign exchange effect on cash and cash equivalents	11	(21)
Cash and cash equivalents at beginning of period	641	900
Cash and cash equivalents at end of period	$ 202	$ 641